<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 4th day of November, 2004.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 177
FORM 13F INFORMATION TABLE VALUE TOTAL: $523,549,182

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Activision, Inc.
Alcon, Inc.
Allied Capital Corp.
Alltell Corp.   (AT)
Altria Group, Inc.
American Capital Strategies
American Express Company
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Anthem, Inc.
Apache Corp.
Apollo Group Inc. CL A
Automatic Data Processing, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
2824100
4930202
H01301102
01903Q108
20039103
02209S103
24937104
25816109
26874107
31162100
35229103
03674B104
37411105
37604105
53015103

$11,649,390
$1,310,618
$724,014
$216,540
$246,339
$287,893
$1,493,379
$248,370
$218,190
$5,899,696
$6,998,935
$3,499,497
$691,456
$263,078
$293,480
$7,231,000


145,672
30,940
52,200
2,700
10,100
5,243
31,747
7,925
4,240
86,773
123,199
70,060
7,925
5,250
4,000
175,000

145,672
30,940
52,200
2,700
10,100
5,243
31,747
7,925
4,240
86,773
123,199
70,060
7,925
5,250
4,000
175,000



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
Abbott Labs
Activision, Inc.
Alcon, Inc.
Allied Capital Corp.
Alltell Corp.   (AT)
Altria Group, Inc.
American Capital Strategies
American Express Company
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Anthem, Inc.
Apache Corp.
Apollo Group Inc. CL A
Automatic Data Processing, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

145,672
30,940
52,200
2,700
10,100
5,243
31,747
7,925
4,240
86,773
123,199
70,060
7,925
5,250
4,000
175,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Avery Dennison Corp.
Bank of America Corp.
Banner Corporation
BB&T Corporation
BellSouth Corp
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
BNP Residential Property, Inc.
BP Amoco PLC ADR
Burlington Resources, Inc.
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

53611109
60505104
06652V109
54937107
79860102
84670207
84670108
88606108
5564T103
55622104
122014103
136385101
139793103
14040H105
14149Y108
156880106
166764100


  $7,993,125
$22,506,382
     $231,231
  $4,114,861
     $326,670
$13,766,445
  $1,992,950
     $230,325
     $361,494
  $1,194,323
     $326,400
     $422,198
  $1,956,797
$14,759,308
     $247,301
  $1,640,961
     $653,389


121,513
519,418
7,865
103,675
12,045
4,795
23
11,100
26,425
20,760
8,000
10,600
121,239
199,720
5,650
44,100
12,181


121,513
519,418
7,865
103,675
12,045
4,795
23
11,100
26,425
20,760
8,000
10,600
121,239
199,720
5,650
44,100
12,181










Avery Dennison Corp.
Bank of America Corp.
Banner Corporation
BB&T Corporation
BellSouth Corp
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
BNP Residential Property, Inc.
BP Amoco PLC ADR
Burlington Resources, Inc.
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


121,513
519,418
7,865
103,675
12,045
4,795
23
11,100
26,425
20,760
8,000
10,600
121,239
199,720
5,650
44,100
12,181


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Choicepoint, Inc.
Cincinnati Financial Corp
Cinergy Corp.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Corporation
Coddle Creek Financial Inc
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
Columbia Acorn Fund
CommScope, Inc.
Community Bancshares, Inc. SC
ConocoPhillips
Countrywide Credit Inds.
Cresent Financial Corp.
CT Communications, Inc.
CVS Corp.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


170388102
172062101
172474108
17275R102
172967101
191216100
191891100
194162103
19419B100
197199813
203372107
20343F190
20825C104
222372104
225744101
126426402
126650100


$2,559,000
   $605,563
   $824,670
$5,582,728
$9,906,705
$1,344,038
$1,032,750
$5,440,124
   $360,250
   $867,778
   $636,120
$1,523,882
   $521,578
$1,853,063
   $572,373
   $218,434
   $421,300


60,000
14,691
20,825
308,438
224,540
33,559
30,600
120,410
55,000
34,893
29,450
81,491
6,295
47,044
43,860
15,840
10,000


60,000
14,691
20,825
308,438
224,540
33,559
30,600
120,410
55,000
34,893
29,450
81,491
6,295
47,044
43,860
15,840
10,000









Choicepoint, Inc.
Cincinnati Financial Corp
Cinergy Corp.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Corporation
Coddle Creek Financial Inc
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
Columbia Acorn Fund
CommScope, Inc.
Community Bancshares, Inc. SC
ConocoPhillips
Countrywide Credit Inds.
Cresent Financial Corp.
CT Communications, Inc.
CVS Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


60,000
14,691
20,825
308,438
224,540
33,559
30,600
120,410
55,000
34,893
29,450
81,491
6,295
47,044
43,860
15,840
10,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
Disney, Walt Company
Duke Energy Corporation
Dynamic Oil & Gas, Inc.
Eaton Corp
EMC Corp. MASS
Emerson Electric
Exactech, Inc.
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fedex Corporation
First Data Corporation
First INDL RLTY TR, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


23331A109
24702R101
249030107
25179M103
254394109
254687106
264399106
267906105
278058102
268648102
291011104
30064E109
302290101
306137100
31428X106
319963104
32054K103

$9,073,365
$2,602,289
   $311,640
$4,807,377
$7,510,015
   $691,180
   $813,236
$3,086,544
   $294,730
   $141,930
   $277,515
   $818,000
$2,535,682
$7,988,412
   $257,070
   $804,750
   $590,400


274,037
73,098
6,000
67,700
1,275,045
30,651
35,528
1,049,845
4,648
12,299
4,484
40,000
52,466
1,072,270
3,000
18,500
16,000


274,037
73,098
6,000
67,700
1,275,045
30,651
35,528
1,049,845
4,648
12,299
4,484
40,000
52,466
1,072,270
3,000
18,500
16,000










D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
Disney, Walt Company
Duke Energy Corporation
Dynamic Oil & Gas, Inc.
Eaton Corp
EMC Corp. MASS
Emerson Electric
Exactech, Inc.
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fedex Corporation
First Data Corporation
First INDL RLTY TR, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


274,037
73,098
6,000
67,700
1,275,045
30,651
35,528
1,049,845
4,648
12,299
4,484
40,000
52,466
1,072,270
3,000
18,500
16,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









First State Bancorp
Freeport McMoran Copper & Gold
Frisby Technologies, Inc.
FX Energy, Inc.
General Dynamics Corp.
General Electric Company
General Maritime Corp.
Given Imaging
Glaxo Smith Kline PLC
Golden West Financial
Grainger, W.W.
Guidant Corporation
Gulfterra Energy Partners LP
Harley Davidson, Inc.
Helen of Troy Ltd.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


33645S100
35671D857
358743102
302695101
369550108
369604103
Y2692M103
M52020100
37733W105
381317106
384802104
401698105
40274U108
412822108
G4388N106
428236103
431284108



   $207,090
   $324,000
              $0
$5,051,850
    $335,909
$17,667,781
 $1,905,027
   $16,133,778
   $280,790
   $313,212
   $368,960
   $482,026
   $251,880
   $275,802
   $816,600
$1,534,500
$2,712,760



7,670
8,000
12,500
558,833
3,290
526,140
54,695
419,495
6,421
2,823
6,400
7,299
6,000
4,640
30,000
81,840
110,230



7,670
8,000
12,500
558,833
3,290
526,140
54,695
419,495
6,421
2,823
6,400
7,299
6,000
4,640
30,000
81,840
110,230











First State Bancorp
Freeport McMoran Copper & Gold
Frisby Technologies, Inc.
FX Energy, Inc.
General Dynamics Corp.
General Electric Company
General Maritime Corp.
Given Imaging
Glaxo Smith Kline PLC
Golden West Financial
Grainger, W.W.
Guidant Corporation
Gulfterra Energy Partners LP
Harley Davidson, Inc.
Helen of Troy Ltd.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


7,670
8,000
12,500
558,833
3,290
526,140
54,695
419,495
6,421
2,823
6,400
7,299
6,000
4,640
30,000
81,840
110,230

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Intel Corp
International Business Machines
Ishares Tips
Ishares MSCI Eafe Index
Ishares MSCI Japan Index
Ishares S&P GLB ERG Sect
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Kellogg Company
Krispy Kreme Doughnuts, Inc.
L-3 Communications Holdings, Inc.
Leggett & Platt, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


437076102
442120101
443510201
443683107
458140100
459200101
464287176
464287465
464286848
464287341
475070108
478160104
48666K109
487836108
501014104
502424104
524660107



     $321,244
     $955,535
     $584,449
     $428,880
  $8,511,057
     $908,330
     $208,380
     $274,316
     $986,975
     $726,752
  $1,320,757
 $12,206,655
     $397,103
     $627,102
     $137,994
  $6,665,160
  $2,181,628

8,195
16,100
13,037
12,000
424,280
10,594
2,000
1,940
101,750
10,400
26,596
216,699
4,700
14,700
10,900
99,480
77,638



8,195
16,100
13,037
12,000
424,280
10,594
2,000
1,940
101,750
10,400
26,596
216,699
4,700
14,700
10,900
99,480
77,638











Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Intel Corp
International Business Machines
Ishares Tips
Ishares MSCI Eafe Index
Ishares MSCI Japan Index
Ishares S&P GLB ERG Sect
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Kellogg Company
Krispy Kreme Doughnuts, Inc.
L-3 Communications Holdings, Inc.
Leggett & Platt, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


8,195
16,100
13,037
12,000
424,280
10,594
2,000
1,940
101,750
10,400
26,596
216,699
4,700
14,700
10,900
99,480
77,638

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Level 3 Communications, Inc.
Liberty Media New Ser A
Lilly, Eli & Co.
Lowes Companies Inc.
Max Re Capital Ltd.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Metris Cos., Inc.
Mettler-Toledo International, Inc.
Microsoft Corporation
Misson Resources Corp.
Mohawk Industries, Inc.
Nabors Industries Ltd.
National Commerce Financial Corp.
Nokia Corp.
NovaGold Resources, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


52729N100
530718105
532457108
548661107
G6052F103
585055106
589331107
591520200
591598107
592688105
594918104
605109107
608190104
G6359F103
63545P104
654902204
66987 E206



  $2,123,023
     $279,758
     $390,325
$17,806,582
  $1,428,500
  $2,227,652
  $3,547,599
     $230,220
     $249,390
     $382,482
$17,389,887
  $1,022,125
  $8,139,460
     $213,075
  $1,985,138
  $3,539,060
  $5,039,995



819,700
32,530
6,500
327,628
71,425
42,922
107,503
18,000
25,500
8,100
628,929
162,500
102,525
4,500
58,028
257,949
793,700



819,700
32,530
6,500
327,628
71,425
42,922
107,503
18,000
25,500
8,100
628,929
162,500
102,525
4,500
58,028
257,949
793,700











Level 3 Communications, Inc.
Liberty Media New Ser A
Lilly, Eli & Co.
Lowes Companies Inc.
Max Re Capital Ltd.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Metris Cos., Inc.
Mettler-Toledo International, Inc.
Microsoft Corporation
Misson Resources Corp.
Mohawk Industries, Inc.
Nabors Industries Ltd.
National Commerce Financial Corp.
Nokia Corp.
NovaGold Resources, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


819,700
32,530
6,500
327,628
71,425
42,922
107,503
18,000
25,500
8,100
628,929
162,500
102,525
4,500
58,028
257,949
793,700

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Novogen Limited Sponsored ADR
Oil Service Holders Dep. RCPT
Old Rep. Intl. Corp.
Partners Trust Financial
Pepsico, Inc.
PetroChina Co. ADR
Pfizer, Inc.
Piedmont Natural Gas
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Procter & Gamble
Provident Bankshares Corp
Regions Financial Corp.
Republic Services, Inc.
Sara Lee Corporation
SBC Communications Inc
Schering-Plough Corp


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


67010F103
678002106
680223104
70213F102
713448108
71646E 100
717081103
720186105
723787107
731068102
742718109
743859100
758940100
760759100
803111103
78387G103
806605101

$1,863,794
$437,667
$698,337
$1,138,813
$16,933,606
$1,241,856
$13,207,082
$625,881
$905,962
$669,840
$8,877,899
$1,155,563
$316,252
$357,120
$414,040
$346,718
$284,185

102,350
5,357
27,900
109,924
348,070
23,100
431,604
14,244
26,275
12,000
164,041
34,443
9,566
12,000
18,112
13,361
14,910

102,350
5,357
27,900
109,924
348,070
23,100
431,604
14,244
26,275
12,000
164,041
34,443
9,566
12,000
18,112
13,361
14,910









Novogen Limited Sponsored ADR
Oil Service Holders Dep. RCPT
Old Rep. Intl. Corp.
Partners Trust Financial
Pepsico, Inc.
PetroChina Co. ADR
Pfizer, Inc.
Piedmont Natural Gas
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Procter & Gamble
Provident Bankshares Corp
Regions Financial Corp.
Republic Services, Inc.
Sara Lee Corporation
SBC Communications Inc
Schering-Plough Corp



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


102,350
5,357
27,900
109,924
348,070
23,100
431,604
14,244
26,275
12,000
164,041
34,443
9,566
12,000
18,112
13,361
14,910

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Security Bank Corp.
Serono SA ADR
ServiceMaster Co.
Sirius Satellite Radio
Sonoco Products
Sony Corp ADR New Com
Southern Community Financial
Southtrust Corp.
Spherion Corporation
St. Paul Travelers Cos.
Starbucks Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp
Texas Instruments


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


814047106
81752M101
81760N109
82966U103
835495102
835699307
842632101
844730101
848420105
792860108
855244109
858912108
867914103
871829107
87612E106
872275102
882508104

$3,988,670
$5,498,181
$4,411,083
$44,800
$3,590,896
$6,183,150
$3,111,347
$314,116
$90,790
$233,271
$736,452
$459,000
$263,756
$15,023,969
$422,092
$770,759
$294,834

113,962
358,655
343,008
14,000
135,813
179,795
279,546
7,540
11,610
7,056
16,200
10,000
3,746
502,138
9,328
25,446
13,855

113,962
358,655
343,008
14,000
135,813
179,795
279,546
7,540
11,610
7,056
16,200
10,000
3,746
502,138
9,328
25,446
13,855









Security Bank Corp.
Serono SA ADR
ServiceMaster Co.
Sirius Satellite Radio
Sonoco Products
Sony Corp ADR New Com
Southern Community Financial
Southtrust Corp.
Spherion Corporation
St. Paul Travelers Cos.
Starbucks Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp
Texas Instruments



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


113,962
358,655
343,008
14,000
135,813
179,795
279,546
7,540
11,610
7,056
16,200
10,000
3,746
502,138
9,328
25,446
13,855

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Thermogenesis Corp.
Time Warner
Toyota Motor CP ADR
Triad Guaranty Inc.
Tribune Co
Ultra Petroleum Corp.
Unifirst Corporation - Mass
United Parcel Service CL B
Unumprovident Corp.
US Bancorp Del
Verizon Communications
VF Corporation
Vialink Company
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Mutual, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


883623209
887315109
892331307
895925105
896047107
903914109
904708104
911312106
91529Y106
902973304
92343V104
918204108
92552Q101
929903102
931422109
931142103
939322103

$1,099,766
$4,005,206
$4,903,749
$22,027,502
$12,915,174
$804,420
$609,352
$242,944
$156,900
$1,805,152
$388,326
$1,436,176
$1,548
$6,891,650
$10,809,589
$8,632,232
$382,984

229,118
248,154
64,202
397,035
313,856
16,400
21,306
3,200
10,000
62,462
9,861
29,043
36,000
146,787
301,691
162,260
9,800

229,118
248,154
64,202
397,035
313,856
16,400
21,306
3,200
10,000
62,462
9,861
29,043
36,000
146,787
301,691
162,260
9,800









Thermogenesis Corp.
Time Warner
Toyota Motor CP ADR
Triad Guaranty Inc.
Tribune Co
Ultra Petroleum Corp.
Unifirst Corporation - Mass
United Parcel Service CL B
Unumprovident Corp.
US Bancorp Del
Verizon Communications
VF Corporation
Vialink Company
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Mutual, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


229,118
248,154
64,202
397,035
313,856
16,400
21,306
3,200
10,000
62,462
9,861
29,043
36,000
146,787
301,691
162,260
9,800

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Waste Management, Inc. DEL
WEBMD Corp.
Wellpoint Health Networks
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.
Zebra Technologies CL A


common
common
common
common
common
common
common
common

94106L109
94769M105
94973H108
949746101
983024100
98385X106
988498101
989207105

$1,728,708
$182,978
$2,230,535
$564,040
$1,128,096
$1,380,497
$296,249
$1,044,552

63,230
26,290
21,225
9,459
30,163
42,503
7,286
17,121

63,230
26,290
21,225
9,459
30,163
42,503
7,286
17,121


Grand Total 09/30/04





523,549,182












Waste Management, Inc. DEL
WEBMD Corp.
Wellpoint Health Networks
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.
Zebra Technologies CL A

0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0

63,230
26,290
21,225
9,459
30,163
42,503
7,286
17,121

0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0













